Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2019
Allowance for Credit Losses [Abstract]
Development of allowance for credit losses for financial assets at amortized cost [text block table]

Development of allowance for credit losses for financial assets at amortized cost

	Dec 31, 2019
	Allowance for Credit Losses³
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	509	501	3,247	3	4,259
Movements in financial assets including new business	(57)	102	550	40	636
Transfers due to changes in creditworthiness	120	(106)	(14)	0	0
Changes due to modifications that did not result in derecognition	0	0	0	0	0
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(872)	(26)	(898)
Recovery of written off amounts	0	0	96	0	96
Foreign exchange and other changes	(22)	(4)	8	18	0
Balance, end of reporting period	549	492	3,015	36	4,093
Provision for Credit Losses excluding country risk¹	62	(4)	536	40	636

[1]Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.

[2]This position includes charge offs of allowance for credit losses.

[3]Allowance for credit losses does not include allowance for country risk amounting to € 3 million as of December 31, 2019.

	Dec 31, 2018
	Allowance for Credit Losses³
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	462	494	3,638	3	4,596
Movements in financial assets including new business	(132)	215	440	(17)	507
Transfers due to changes in creditworthiness	199	(137)	(62)	0	0
Changes due to modifications that did not result in derecognition	0	0	0	0	0
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	(6)	(17)	(972)	0	(995)
Recovery of written off amounts	0	0	172	0	172
Foreign exchange and other changes	(14)	(54)	30	17	(21)
Balance, end of reporting period	509	501	3,247	3	4,259
Provision for Credit Losses excluding country risk¹	66	78	379	(17)	507

[1]Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.

[2]This position includes charge offs of allowance for credit losses.

[3]Allowance for credit losses does not include allowance for country risk amounting to € 6 million as of December 31, 2018.

Allowance for credit losses for financial assets at fair value through OCI [text block table]

Allowance for credit losses for financial assets at fair value through OCI[1]

	Dec 31, 2019
	Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Fair Value through OCI	16	9	10	0	35

[1]Allowance for credit losses against financial assets at fair value through OCI remained at very low levels (€ 13 million at December 31, 2018 and € 35 million as of December 31, 2019). Due to immateriality, we do not provide any details on the year-over-year development.

	Dec 31, 2018
	Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Fair Value through OCI	11	1	0	(0)	13

[1]Allowance for credit losses against financial assets at fair value through OCI were almost unchanged at very low levels (€ 12 million at the beginning of year 2018 and € 13 million as of December 31, 2018, respectively). Due to immateriality, we do not provide any details on the year-over-year development.

Development of allowance for credit losses for Off-balance sheet positions [text block table]

Development of allowance for credit losses for off-balance sheet positions

	Dec 31, 2019
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	132	73	84	0	289
Movements including new business	(13)	(5)	88	0	70
Transfers due to changes in creditworthiness	9	(12)	3	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	(1)	(7)	(9)	0	(17)
Balance, end of reporting period	128	48	166	0	342
Provision for Credit Losses excluding country risk[1]	(4)	(17)	90	0	70

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2]Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2019.

	Dec 31, 2018
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	117	36	119	0	272
Movements including new business	(0)	31	(13)	0	18
Transfers due to changes in creditworthiness	2	(0)	(2)	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	14	6	(20)	0	(0)
Balance, end of reporting period	132	73	84	0	289
Provision for Credit Losses excluding country risk[1]	1	31	(15)	0	18

[1]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2]Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of December 31, 2018.

Breakdown of the movements in the Groups allowance for loan losses (as previously reported under IAS 39) [text block table]

Breakdown of the movements in the Group’s allowance for loan losses (as previously reported under IAS 39)

	2017
in € m.	Individually assessed	Collectively assessed	Total
Allowance, beginning of year	2,071	2,475	4,546
Provision for loan losses	299	253	552
Net charge-offs:	(487)	(532)	(1,019)
Charge-offs	(541)	(605)	(1,146)
Recoveries	54	73	127
Other Changes	(117)	(41)	(158)
Allowance, end of year	1,766	2,155	3,921

Activity in the Group's allowance for off-balance sheet positions (contingent liabilities and lending commitments), as previously reported under IAS 39) [text block table]

Activity in the Group’s allowance for off-balance sheet positions (contingent liabilities and lending commitments), (as previously reported under IAS 39)

	2017
in € m.	Individually assessed	Collectively assessed	Total
Allowance, beginning of year	162	183	346
Provision for off-balance sheet positions	(23)	(4)	(27)
Usage	0	0	0
Other changes	(18)	(16)	(34)
Allowance, end of year	122	163	285